Fair Value Measurements - Additional Information (Detail) - USD ($)	Sep. 14, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares, Issued	1
Stock Conversion Basis	one-half of one Public Warrant
Warrant liability		$ 656,500	$ 745,000	$ 7,469,150